Share-based payments - Schedule of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 share £ / shares	Dec. 31, 2024 share £ / shares
SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, start of period (in options) | share	797,624,786	1,311,205,148
Weighted average exercise price of options outstanding, start of period (GBP per option) | £ / shares	£ 0.4230	£ 0.3170
Number of options, granted (in options) | share	119,602,764	200,820,157
Weighted average exercise price, granted (in GBP per option) | £ / shares	£ 0.7435	£ 0.5235
Number of share options, exercised (in options) | share	(189,981,525)	(663,187,372)
Weighted average exercise price, exercised (GBP per option) | £ / shares	£ 0.3940	£ 0.2460
Number of options, forfeited (in options) | share	(24,349,649)	(17,375,716)
Weighted average exercise price, forfeited (in GBP per option) | £ / shares	£ 0.4366	£ 0.3901
Number of options, cancelled (in options) | share	(15,760,828)	(27,852,684)
Weighted average exercise price, cancelled (in GBP per option) | £ / shares	£ 0.4799	£ 0.4070
Number of options, expired (in options) | share	(1,816,675)	(5,984,747)
Weighted average exercise price, expired (in GBP per option) | £ / shares	£ 0.3945	£ 0.3540
Number of options outstanding, end of period (in options) | share	685,318,873	797,624,786
Weighted average exercise price of options outstanding, end of period (GBP per option) | £ / shares	£ 0.4852	£ 0.4230
Number of options exercisable, end of period (in options) | share	178,806	955,281
Weighted average exercise price of share options exercisable in share-based payment arrangement (in GBP per option) | £ / shares	£ 0.3940	£ 0.2425
Executive Option Plans
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, start of period (in options) | share	15,578,997	26,131,255
Weighted average exercise price of options outstanding, start of period (GBP per option) | £ / shares	£ 0	£ 0
Number of options, granted (in options) | share	0	768,170
Weighted average exercise price, granted (in GBP per option) | £ / shares	£ 0	£ 0
Number of share options, exercised (in options) | share	(6,945,829)	(10,815,436)
Weighted average exercise price, exercised (GBP per option) | £ / shares	£ 0	£ 0
Number of options, forfeited (in options) | share	(253,070)	(488,091)
Weighted average exercise price, forfeited (in GBP per option) | £ / shares	£ 0	£ 0
Number of options, expired (in options) | share	0	(16,901)
Weighted average exercise price, expired (in GBP per option) | £ / shares	£ 0	£ 0
Number of options outstanding, end of period (in options) | share	8,380,098	15,578,997
Weighted average exercise price of options outstanding, end of period (GBP per option) | £ / shares	£ 0	£ 0
Number of options exercisable, end of period (in options) | share	200,359	988,243
Weighted average exercise price of share options exercisable in share-based payment arrangement (in GBP per option) | £ / shares	£ 0	£ 0